UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22712

Premier Multi-Series VIT

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019

(Address of principal executive offices) (Zip code)

Scott Whisten – 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments

Schedule of Investments

RCM Dynamic Multi-Asset Plus VIT Portfolio

September 30, 2018 (unaudited)

Shares		Value*
EXCHANGE-TRADED FUNDS—66.3%
84,836	iShares Core MSCI EAFE	$5,436,291
33,595	iShares Core S&P 500	9,834,264
12,710	iShares iBoxx $ High Yield Corporate Bond	1,098,652
11,793	iShares iBoxx $ Investment Grade Corporate Bond	1,355,370
2,472	iShares JPMorgan USD Emerging Markets Bond	266,506
4,464	iShares TIPS Bond	493,808

	Total Exchange-Traded Funds (cost—$17,525,669)	18,484,891

Principal Amount (000s)
U.S. TREASURY OBLIGATIONS—25.8%
	U.S. Treasury Bonds,
$675	3.00%, 11/15/44	651,111
350	4.375%, 5/15/41	417,129
550	5.375%, 2/15/31	679,723
	U.S. Treasury Notes,
850	1.00%, 6/30/19	840,637
800	1.125%, 3/31/20	780,937
950	2.00%, 5/31/21	929,145
1,450	2.00%, 10/31/22	1,398,344
1,075	2.25%, 11/15/25	1,022,258
500	2.75%, 2/15/28	487,734

	Total U.S. Treasury Obligations (cost—$7,411,177)	7,207,018

SHORT-TERM INVESTMENTS—5.4%
U.S. Treasury Obligations (a)—3.6%
	U.S. Treasury Bills
500	2.067%, 2/28/19	495,154
500	2.105%, 3/28/19	494,168

	Total U.S. Treasury Obligations (cost—$990,805)	989,322

Repurchase Agreements—1.8%
512	State Street Bank and Trust Co., dated 9/28/18, 0.42%, due 10/1/18, proceeds $512,018; collateralized by Fannie Mae, 1.38%, due 10/7/21, valued at $524,047 including accrued interest (cost—$512,000)	512,000

	Total Short-Term Investments (cost—$1,502,805)	1,501,322

	Total Investments (cost-$26,439,651) (e)—97.5%	27,193,231

	Other assets less liabilities (b)—2.5%	692,791

	Net Assets—100.0%	$27,886,022

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded futures are valued at the price determined by the relevant exchange.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Portfolio’s Valuation Committee was established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Portfolio’s Valuation Committee may be selected or the Portfolio’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Portfolio’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Portfolio may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Portfolio to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Portfolio’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)	Rates reflect the effective yields at purchase date.

(b)	Includes net unrealized appreciation (depreciation) of other financial instruments as follows:

Futures contracts outstanding at September 30, 2018:

Type	Contracts	Expiration Date	Notional Amount (000s)			Market Value (000s)	Unrealized Appreciation (Depreciation)
Long position contracts:
E-mini Russell 2000 Index	16	12/21/18		$1		$1,361	$(6,916)
E-mini S&P 500 Index	15	12/21/18		1		2,189	17,029
Mini MSCI Emerging Markets Index	5	12/21/18		—	(d)	262	5,514
SPI 200 Index	5	12/20/18	AUD	—	(d)	560	(14)

							$15,613

Short position contracts:
2-Year U.S. Treasury Note	(12)	12/31/18		$(2,400)		$(2,529)	$5,980
5-Year U.S. Treasury Note	(6)	12/31/18		(600)		(675)	4,537
10-Year U.S. Treasury Note	(8)	12/19/18		(800)		(950)	9,485
10-Year Ultra U.S. Treasury Bond	(2)	12/19/18		(200)		(252)	3,356
Euro STOXX 50 Index	(21)	12/21/18	EUR	(—	)(d)	(826)	(10,273)
MSCI EAFE Index	(7)	12/21/18	$	(—	)(d)	(691)	(2,226)
TOPIX Index	(2)	12/13/18	JPY	(20)		(320)	(24,916)
U.S. Treasury Ultra Bond	(4)	12/19/18		$(400)		(617)	17,680

							$3,623

							$19,236

(c)	At September 30, 2018, the Portfolio pledged $627,740 in cash as collateral for futures contracts.

(d)	Notional amount rounds to less than 500.

(e)

At September 30, 2018, the cost basis of investments in securities and other financial instruments for federal income tax purposes was $26,476,300. Gross unrealized appreciation was $1,144,459; gross unrealized depreciation was $408,292; and net unrealized appreciation was $736,167. The difference between book and tax appreciation is attributable to differing treatment of bond premium amortization and wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolio have the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Portfolio’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2018 in valuing Portfolio’s assets and liabilities is listed below (refer to the Schedule of Investments and Notes to Schedule of Investments for more detailed information on Investments in Securities and Other Financial Instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/18
Investments in Securities—Assets
Exchange-Traded Funds	$18,484,891	—	—	$18,484,891
U.S. Treasury Obligations	—	$8,196,340	—	8,196,340
Repurchase Agreements	—	512,000	—	512,000

	18,484,891	8,708,340	—	27,193,231

Other Financial Instruments* – Assets
Interest Rate Contracts	41,038	—	—	41,038
Market Price	22,543	—	—	22,543

	63,581	—	—	63,581

Other Financial Instruments* – Liabilities
Market Price	(44,345)	—	—	(44,345)

Totals	$18,504,127	$8,708,340	—	$27,212,467

*	Other financial instruments are derivatives, such as futures contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

At September 30, 2018, there were no transfers between Levels 1 and 2.

Glossary:

AUD—Australian Dollar

EAFE—Europe, Australasia and Far East

EUR—Euro

JPY—Japanese Yen

MSCI—Morgan Stanley Capital International

TIPS—Treasury Inflation Protected Securities

TOPIX—Tokyo Stock Price Index

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification pursuant to Rule 30a-2(a)under the 1940 Act are filed and attached hereto as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier Multi-Series VIT

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date: November 20, 2018

By:	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo President & Chief Executive Officer

Date: November 20, 2018

By:	/s/ Scott Whisten
Scott Whisten Treasurer, Principal Financial & Accounting Officer

Date: November 20, 2018